MSRM 2021-1 ABS 15G

Exhibit 99.5 - Schedule 3

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXX	Original DTI	XX.XX	XX.XX	FALSE
XXXX	Original DTI	XX.XX	XX.XX	FALSE